Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 20, 2011
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000832808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the Prospectus dated January 31, 2011 of the Sanford C. Bernstein Fund, Inc.

On October 20, 2011, the Board of Directors of the Sanford C. Bernstein Fund, Inc. approved a modification to the non-fundamental investment objective of the International and Tax-Managed International Portfolios of the Fund as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the "Portfolios"), dated January 31, 2011.

On October 20, 2011, the Board of Directors of the Portfolios approved a modification to the non-fundamental investment objective of the AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0000832808_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the Prospectus dated January 31, 2011 of the Sanford C. Bernstein Fund, Inc.

On October 20, 2011, the Board of Directors of the Sanford C. Bernstein Fund, Inc. approved a modification to the non-fundamental investment objective of the International and Tax-Managed International Portfolios of the Fund as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the "Portfolios"), dated January 31, 2011.

On October 20, 2011, the Board of Directors of the Portfolios approved a modification to the non-fundamental investment objective of the AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

SCB | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000832808_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

Supplement dated October 20, 2011 to the Prospectus dated January 31, 2011 of the Sanford C. Bernstein Fund, Inc.

On October 20, 2011, the Board of Directors of the Sanford C. Bernstein Fund, Inc. approved a modification to the non-fundamental investment objective of the International and Tax-Managed International Portfolios of the Fund as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

SCB | Tax-Managed International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000832808_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the Prospectus dated January 31, 2011 of the Sanford C. Bernstein Fund, Inc.

On October 20, 2011, the Board of Directors of the Sanford C. Bernstein Fund, Inc. approved a modification to the non-fundamental investment objective of the International and Tax-Managed International Portfolios of the Fund as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0000832808_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the Prospectus dated January 31, 2011 of the Sanford C. Bernstein Fund, Inc.

On October 20, 2011, the Board of Directors of the Sanford C. Bernstein Fund, Inc. approved a modification to the non-fundamental investment objective of the International and Tax-Managed International Portfolios of the Fund as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the "Portfolios"), dated January 31, 2011.

On October 20, 2011, the Board of Directors of the Portfolios approved a modification to the non-fundamental investment objective of the AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

Retail | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000832808_SupplementTextBlock

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

Supplement dated October 20, 2011 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the "Portfolios"), dated January 31, 2011.

On October 20, 2011, the Board of Directors of the Portfolios approved a modification to the non-fundamental investment objective of the AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

Retail | Tax-Managed International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000832808_SupplementTextBlock

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the "Portfolios"), dated January 31, 2011.

On October 20, 2011, the Board of Directors of the Portfolios approved a modification to the non-fundamental investment objective of the AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio's investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011